APRIL 30, 1997


                                  SEMI-ANNUAL
                                     REPORT

                                     (LOGO)

                                  MONEY MARKET
                                      FUND

                                 U.S. TREASURY
                               MONEY MARKET FUND

                                U.S. GOVERNMENT
                               MONEY MARKET FUND

                                   TAX-EXEMPT
                                MONEY MARKET FUND


                              NOTICE TO INVESTORS

- Shares of Portico Funds:

   - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

   - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

   -  are subject to investment risks, including possible loss of principal;
      and

   - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

- Firstar Bank affiliates serve as invest ment adviser, custodian, transfer agent, ADMINISTRATOR, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1
PORTICO MONEY MARKET FUNDS YIELD COMPARISONS........................2
LOOKING AHEAD - THE FORECAST........................................2
STATEMENT OF ASSETS AND LIABILITIES.................................3
STATEMENT OF OPERATIONS.............................................4
STATEMENT OF CHANGES IN NET ASSETS..................................5
FINANCIAL HIGHLIGHTS...............................................6-7
SCHEDULE OF INVESTMENTS............................................8-13
NOTES TO FINANCIAL STATEMENTS.....................................14-15



                                                                    June 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW
The economy has continued on its path of steady growth into 1997. During the first quarter of 1997, the economy expanded at an annual rate of 5.6%. While near full employment has put upward pressure on wages, increased productivity and fierce price competition have prevented higher wages from translating into higher inflation. To keep inflation subdued, the Federal Reserve Board raised the Federal Funds Rate 25 basis points in March to 5.50%. Short-term money market rates, which had been very stable, rose accordingly. The Portico money market funds' yields increased by 10 to 20 basis points. When adjusted for the continued low levels of inflation, "real" yields on our money market funds remain very attractive.

Portico money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet strict guidelines set by the SEC for presenting minimal credit risk as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.


                    PORTICO MONEY MARKET FUNDS 7-DAY YIELDS*

PERIOD ENDED APRIL 30, 1997

           MONEY MARKET FUND
      CURRENT            EFFECTIVE
       4.99%               5.12%

             U.S. TREASURY
           MONEY MARKET FUND
      CURRENT            EFFECTIVE
       4.72%               4.83%

            U.S. GOVERNMENT
           MONEY MARKET FUND
      CURRENT            EFFECTIVE
       4.90%               5.02%

               TAX-EXEMPT
           MONEY MARKET FUND
      CURRENT            EFFECTIVE
       3.56%               3.62%

* After fee waivers. Had fees not been waived, current and effective yields would have been 4.78% and 4.91% for the Money Market Fund; 4.51% and 4.62% for the U.S. Treasury Money Market Fund; 4.79% and 4.91% for the U.S. Government Money Market Fund; and 3.39% and 3.45% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.



                                         PORTICO MONEY MARKET FUNDS YIELD COMPARISONS<F1>
AVERAGE                                                                                                                 IBC'S
MONTHLY                                                                                                                 MONEY
RATES                                                                                                     PORTICO        FUND
                                                                                  PORTICO                TAX-EXEMPT   AVERAGE TM/
                    IBC'S       PORTICO       IBC'S      PORTICO       IBC'S        TAX-       IBC'S       MONEY     ALL TAX-FREE
         PORTICO MONEY FUND  U.S. TREASURY MONEY FUND  U.S. GOV'T.  MONEY FUND     EXEMPT   MONEY FUND   MARKET TAX       TAX
          MONEY  AVERAGE TM/     MONEY     AVERAGE TM/    MONEY     AVERAGE TM/    MONEY    AVERAGE TM/  EQUIVALENT   EQUIVALENT
         MARKET  ALL TAXABLE    MARKET    U.S. TREASURY   MARKET      GOV'T.       MARKET  ALL TAX-FREE    YIELD       YIELD<F2>
---------------------------------------------------------------------------------------------------------------------------------
1997
APRIL     4.94%   4.94%         4.60%        4.70%        4.85%        4.75%       3.12%       3.17%       4.88%         4.95%
MARCH     4.84%   4.84%         4.60%        4.61%        4.76%        4.68%       2.76%       2.76%       4.31%         4.31%
FEBRUARY  4.84%   4.82%         4.55%        4.57%        4.75%        4.64%       2.87%       2.87%       4.48%         4.48%
JANUARY   4.87%   4.84%         4.62%        4.56%        4.75%        4.66%       2.89%       2.90%       4.52%         4.53%

1996
DECEMBER  4.86%   4.85%         4.65%        4.58%        4.76%        4.67%       3.14%       3.07%       4.91%         4.80%
NOVEMBER  4.87%   4.84%         4.69%        4.61%        4.81%        4.68%       3.02%       2.98%       4.72%         4.66%
OCTOBER   4.96%   4.82%         4.65%        4.61%        4.81%        4.65%       3.06%       2.96%       4.78%         4.63%
SEPTEMBER 4.90%   4.83%         4.68%        4.63%        4.84%        4.66%       3.10%       3.00%       4.84%         4.69%
AUGUST    4.91%   4.82%         4.67%        4.60%        4.83%        4.65%       3.08%       2.98%       4.81%         4.66%
JULY      4.87%   4.81%         4.60%        4.56%        4.81%        4.64%       2.74%       2.67%       4.28%         4.17%
JUNE      4.82%   4.77%         4.57%        4.53%        4.76%        4.60%       2.89%       2.88%       4.52%         4.50%
MAY       4.77%   4.74%         4.56%        4.50%        4.74%        4.57%       3.28%       3.16%       5.13%         4.94%

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would be reduced. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.



LOOKING AHEAD - THE FORECAST

We believe inflation will remain subdued in the 3% area. We expect money market rates to remain high on a real, or inflation-adjusted, basis over the next six months and anticipate at least maintaining an average maturity in the Portico money market funds comparable to their respective industry benchmarks. The high credit quality of our money market funds continues to be reinforced by strong corporate earnings.

We continue to pride ourselves on meeting three important objectives for our money market shareholders: PRESERVATION OF PRINCIPAL, LIQUIDITY and COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Portico money market funds, and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske

Portfolio Managers
Firstar Investment Research & Management Company



STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1997
(UNAUDITED)                                U.S.         U.S.
                                         TREASURY    GOVERNMENT   TAX-EXEMPT
                            MONEY         MONEY        MONEY        MONEY
                         MARKET FUND   MARKET FUND  MARKET FUND  MARKET FUND
                          -----------   ----------   -----------  -----------
ASSETS:
  Investments, at
   amortized cost          $233,709        $58,975    $193,753      $94,188
  Interest receivable            61            330         294          830
  Other                          33             11           8            7
                         ----------      ---------   ---------    ---------

   Total Assets             233,803         59,316     194,055       95,025
                         ----------      ---------   ---------    ---------

LIABILITIES:
  Dividends payable             923            236         770          227
  Payable to affiliates         112             48         130           64
  Accrued expenses and
   other liabilities             19             32         146          110
                         ----------      ---------   ---------    ---------

   Total Liabilities          1,054            316       1,046          401
                         ----------      ---------   ---------    ---------

NET ASSETS                 $232,749        $59,000    $193,009      $94,624
                         ==========      =========   =========    =========

CAPITAL STOCK, $.0001
  par value
  Authorized              5,000,000      5,000,000   5,000,000    5,000,000
  Issued and outstanding    232,749         59,000     193,009       94,624

NET ASSET VALUE,
  REDEMPTION PRICE
  AND OFFERING PRICE
  PER SHARE                   $1.00          $1.00       $1.00        $1.00
                              =====          =====       =====        =====

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)                                U.S.         U.S.
                                         TREASURY    GOVERNMENT   TAX-EXEMPT
                            MONEY         MONEY        MONEY        MONEY
                         MARKET FUND   MARKET FUND  MARKET FUND  MARKET FUND
                         -----------   -----------  -----------  -----------
INVESTMENT INCOME:
  Interest income            $6,200         $1,494      $4,996       $1,481
                         ----------      ---------   ---------    ---------

EXPENSES:
  Investment advisory fees      567            143         464          208
  Administration fees           132             33         108           49
  Service organization fees      20              -           -            -
  Custody fees                   20              7          24            8
  Shareowner servicing and
   accounting costs             117             23          30           25
  Professional fees               6             11          13           12
  Reports to shareowners         30              6           8            6
  Federal and state
   registration fees             23              5          10            8
  Directors' fees and
   expenses                       2              2           2            2
  Other                           -              1           2            1
                         ----------      ---------   ---------    ---------
  Total expenses before
   waiver                       917            231         661          319
   Less: Waiver of expenses   (237)           (59)       (104)         (69)
                         ----------      ---------   ---------    ---------

   Net Expenses                 680            172         557          250
                         ----------      ---------   ---------    ---------


NET INVESTMENT INCOME        $5,520         $1,322      $4,439       $1,231
                         ==========      =========   =========    =========

                     See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                                          U.S. TREASURY
                             MONEY MARKET FUND          MONEY MARKET FUND
                           ----------------------     --------------------
                           Six months      Year       Six months      Year
                             ended         ended         ended       ended
                           April 30,     Oct. 31,      April 30,    Oct. 31,
                              1997         1996          1997         1996
                            --------     --------      --------     --------
OPERATIONS:               (Unaudited)                (Unaudited)
  Net investment income      $  5,520     $  9,564      $  1,322     $  2,946
                            ---------    ---------     ---------    ---------
  Increase in net assets
   resulting from
   operations                   5,520        9,564         1,322        2,946
                            ---------    ---------     ---------    ---------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                 279,681      537,145       150,167      187,850
  Shares issued to
   owners in reinvestment
   of dividends                 5,165        8,880           173          315
  Shares redeemed           (276,133)    (494,250)     (144,770)    (199,390)
                            ---------    ---------     ---------    ---------
  Net increase (decrease)       8,713       51,775         5,570     (11,225)
                            ---------    ---------     ---------    ---------

DIVIDENDS PAID FROM:
  Net investment income       (5,520)      (9,564)       (1,322)      (2,946)
                            ---------    ---------     ---------    ---------

TOTAL INCREASE
  (DECREASE) IN
   NET ASSETS                   8,713       51,775         5,570     (11,225)

NET ASSETS:
  Beginning of period         224,036      172,261        53,430       64,655
                            ---------    ---------     ---------    ---------

  End of period              $232,749     $224,036      $ 59,000     $ 53,430
                            =========    =========     =========    =========

                     See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS (continued)
(AMOUNTS IN THOUSANDS)
                              U.S. GOVERNMENT              TAX-EXEMPT
                             MONEY MARKET FUND          MONEY MARKET FUND
                           ---------------------      --------------------
                           Six months      Year       Six months      Year
                             ended         ended         ended       ended
                           April 30,     Oct. 31,      April 30,    Oct. 31,
                              1997         1996          1997         1996
                            --------     --------      --------     --------
OPERATIONS:               (Unaudited)                 (Unaudited)
  Net investment income      $  4,439     $  9,302      $  1,231     $  2,445
                            ---------    ---------     ---------    ---------
  Increase in net assets
   resulting from
   operations                   4,439        9,302         1,231        2,445
                            ---------    ---------     ---------    ---------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                 404,873        945,438      88,702      156,757
  Shares issued to
   owners in reinvestment
   of dividends                 1,442          2,681         510          990
  Shares redeemed           (411,640)      (912,853)    (73,916)    (162,503)
                            ---------    ---------     ---------    ---------
  Net increase (decrease)     (5,325)         35,266      15,296      (4,756)
                            ---------    ---------     ---------    ---------

DIVIDENDS PAID FROM:
  Net investment income       (4,439)        (9,302)     (1,231)      (2,445)
                            ---------    ---------     ---------    ---------

TOTAL INCREASE
  (DECREASE) IN
   NET ASSETS                 (5,325)         35,266      15,296      (4,756)

NET ASSETS:
  Beginning of period         198,334        163,068      79,328       84,084
                            ---------      ---------   ---------    ---------

  End of period              $193,009       $198,334     $94,624     $ 79,328
                            =========      =========   =========    =========

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS

                                       MONEY MARKET FUND
                                       ------------------
                     Six months
                       ended                Year ended October 31,
                     April 30,    ------------------------------------------
                        1997      1996      1995     1994      1993    1992<F1>
                        ----      ----      ----     ----      ----    --------
Per Share Data:     (Unaudited)
Net asset value,
  beginning of period    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment
   income <F2>            0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------
  Total from investment
   operations             0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------

Less distributions:
  Dividends from net
   investment income    (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

  Total distributions   (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

Net asset value,
  end of period          $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                        ======    ======    ======   ======    ======    ======

Total Return <F3>        2.44%     5.06%     5.51%    3.42%     2.71%     3.73%

Supplemental data and ratios:
  Net assets, in
   thousands,
   end of period      $232,749  $224,036  $172,261 $165,018  $132,568  $146,012
  Ratio of net
   expenses to
   average net
   assets <F4>           0.60%     0.60%     0.60%    0.60%     0.60%     0.58%
  Ratio of net
   investment
   income to average
   net assets <F4>       4.87%     4.94%     5.36%    3.44%     2.67%     3.84%

                     See notes to the financial statements.


FINANCIAL HIGHLIGHTS (continued)
                                          U.S. TREASURY
                                        MONEY MARKET FUND
                                        -----------------
                     Six months
                       ended                Year ended October 31,
                     April 30,    -------------------------------------------
                        1997      1996      1995     1994      1993    1992<F1>
                        ----      ----      ----     ----      ----    --------
Per Share Data:     (Unaudited)
Net asset value,
  beginning of period    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment
   income <F2>            0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------

  Total from investment
   operations             0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------

Less distributions:
  Dividends from net
   investment income    (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

  Total distributions   (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

Net asset value,
  end of period          $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                        ======    ======    ======   ======    ======    ======

Total Return <F3>        2.32%     4.80%     5.16%    3.20%     2.59%     3.48%

Supplemental data and ratios:
  Net assets, in
   thousands,
   end of period       $59,000   $53,430   $64,655  $56,020   $40,744   $37,342
  Ratio of net
   expenses to
   average net
   assets <F4>           0.60%     0.60%     0.60%    0.60%     0.60%     0.60%
  Ratio of net
   investment
   income to average
   net assets <F4>       4.63%     4.70%     5.04%    3.14%     2.55%     3.42%

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS (continued)

                                        U.S. GOVERNMENT
                                       MONEY MARKET FUND
                                      ------------------
                     Six months
                       ended                Year ended October 31,
                     April 30,     -----------------------------------------
                        1997      1996      1995     1994      1993    1992<F1>
                        ----      ----      ----     ----      ----     -------
Per Share Data:     (Unaudited)
Net asset value,
  beginning of period    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment
   income <F2>            0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------

  Total from investment
   operations             0.02      0.05      0.05     0.03      0.03      0.04
                        ------    ------    ------   ------    ------    ------

Less distributions:
  Dividends from net
   investment income    (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

  Total distributions   (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)
                        ------    ------    ------   ------    ------    ------

Net asset value,
  end of period          $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                        ======    ======    ======   ======    ======    ======

Total Return <F3>        2.39%     4.96%     5.37%    3.35%     2.63%     3.60%

Supplemental data and ratios:
  Net assets, in
   thousands,
   end of period      $193,009  $198,334  $163,068 $183,591  $203,165  $221,521
  Ratio of net
   expenses to
   average net
   assets <F4>           0.60%     0.60%     0.60%    0.60%     0.60%     0.60%
  Ratio of net
   investment
   income to average
   net assets <F4>       4.78%     4.84%     5.24%    3.29%     2.59%     3.56%

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS (continued)

                                             TAX-EXEMPT
                                         MONEY MARKET FUND
                                         -----------------
                     Six months
                       ended                Year ended October 31,
                     April 30,    -------------------------------------------
                        1997      1996      1995     1994      1993    1992<F1>
                        ----      ----      ----     ----      ----    --------
Per Share Data:     (Unaudited)
Net asset value,
  beginning of period    $1.00     $1.00     $1.00    $1.00     $1.00     $1.00

Income from investment
  operations:
  Net investment
   income <F2>            0.01      0.03      0.03     0.02      0.02      0.03
                        ------    ------    ------   ------    ------    ------

  Total from investment
   operations             0.01      0.03      0.03     0.02      0.02      0.03
                        ------    ------    ------   ------    ------    ------
Less distributions:
  Dividends from net
   investment income    (0.01)    (0.03)    (0.03)   (0.02)    (0.02)    (0.03)
                        ------    ------    ------   ------    ------    ------

  Total distributions   (0.01)    (0.03)    (0.03)   (0.02)    (0.02)    (0.03)
                        ------    ------    ------   ------    ------    ------

Net asset value,
  end of period          $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                        ======    ======    ======   ======    ======    ======

Total Return <F3>        1.48%     3.13%     3.42%    2.25%     2.17%     2.91%

Supplemental data and ratios:
  Net assets, in
   thousands,
   end of period       $94,624   $79,328   $84,084  $70,436   $73,621   $74,343
  Ratio of net
   expenses to
   average net
   assets <F4>           0.60%     0.60%     0.60%    0.60%     0.60%     0.60%
  Ratio of net
   investment
   income to average
   net assets <F4>       2.96%     3.09%     3.36%    2.23%     2.12%     2.83%

<F1> Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.

<F2> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.

<F3> Not annualized for the period ended April 30, 1997, for all Funds.

<F4> Annualized for the period ended April 30, 1997, for all Funds.

                     See notes to the financial statements.




MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
 -------------                                             -------------

            COMMERCIAL PAPER 93.5%
            AGRICULTURAL PRODUCTS 4.3%
            John Deere Capital:
    $5,000     5.31%, 5/08/97                                  $ 4,995
     5,000     5.56%, 6/25/97                                    4,957
                                                            ----------
                                                                 9,952
                                                            ----------

            ASSET-BACKED SECURITY 8.5%
            Ciesco L.P.:
     5,000     5.60%, 7/01/97                                    4,953
     5,000     5.62%, 7/07/97                                    4,948
            Corporate Asset Funding Co., Inc.:
     5,000     5.53%, 5/29/97                                    4,978
     5,000     5.55%, 6/26/97                                    4,957
                                                            ----------
                                                                19,836
                                                            ----------

            AUTOS & TRUCKS 4.3%
            Ford Credit Europe PLC,
     5,000     5.60%, 6/30/97                                    4,953
            Ford Motor Credit Company,
     5,000     5.56%, 6/11/97                                    4,969
                                                            ----------
                                                                 9,922
                                                            ----------

            BANKING - DOMESTIC 2.1%
            Barclays US Funding Corporation,
     5,000     5.37%, 6/13/97                                    4,968
                                                            ----------

            BANKING - FOREIGN 4.3%
            Deutsche Bank Financial, Inc.:
     5,000     5.24%, 5/23/97                                    4,984
     5,000     5.35%, 6/06/97                                    4,973
                                                            ----------
                                                                 9,957
                                                            ----------

            BASIC INDUSTRY 8.5%
            Monsanto Company:
     5,000     5.58%, 6/10/97                                    4,969
     5,000     5.60%, 7/08/97                                    4,947
            RTZ America, Inc.:
     5,000     5.52%, 6/23/97                                    4,959
     5,000     5.60%, 7/10/97                                    4,946
                                                            ----------
                                                                19,821
                                                            ----------

            BEVERAGES 2.2%
            Bass Finance (C.I.) Ltd.,
     5,000     5.35%, 5/06/97                                    4,996
                                                            ----------

            CHEMICAL 2.1%
            Air Products & Chemical, Inc.,
     5,000     5.45%, 6/20/97                                    4,962
                                                            ----------



   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
 -------------                                             -------------

            CONSUMER STAPLES 4.3%
            Hitachi America, Ltd.:
    $5,000     5.60%, 6/24/97                                  $ 4,958
     5,000     5.61%, 7/02/97                                    4,952
                                                            ----------
                                                                 9,910
                                                            ----------

            FINANCE - MISCELLANEOUS 19.2%
            American Express Credit Corp.,
     5,000     5.27%, 5/15/97                                    4,990
            American General Finance Corporation,
     5,000     5.35%, 5/19/97                                    4,987
            Beneficial Corporation,
     5,000     5.59%, 6/17/97                                    4,963
            CIT Group Holdings, Inc.,
     5,000     5.25%, 5/01/97                                    5,000
            General Electric Capital Corporation:
     5,000     5.35%, 5/07/97                                    4,996
     5,000     5.62%, 7/15/97                                    4,941
            Household Finance Corporation,
     5,000     5.62%, 7/14/97                                    4,942
            National Rural Utilities:
     5,000     5.56%, 6/03/97                                    4,974
     5,000     5.55%, 6/16/97                                    4,965
                                                            ----------
                                                                44,758
                                                            ----------

            FINANCE - SERVICES 10.7%
            Goldman Sachs Group, L.P.:
     5,000     5.65%, 7/21/97                                    4,936
     5,000     5.63%, 7/22/97                                    4,936
            Merrill Lynch and Co., Inc.:
     5,000     5.35%, 5/21/97                                    4,985
     5,000     5.60%, 6/04/97                                    4,974
            Morgan Stanley Group, Inc.,
     5,000     5.31%, 5/12/97                                    4,992
                                                            ----------
                                                                24,823
                                                            ----------

            FOREST & PAPER PRODUCTS 2.1%
            Weyerhauser Company,
     5,000     5.48%, 5/22/97                                    4,984
                                                            ----------

            INSURANCE 6.4%
            American Family Financial Services, Inc.,
     5,000     5.56%, 6/18/97                                    4,963
            ITT Hartford Group, Inc.,
     5,000     5.28%, 6/02/97                                    4,977
            Prudential Funding Corporation,
     5,000     5.37%, 5/20/97                                    4,986
                                                            ----------
                                                                14,926
                                                            ----------



MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
 -------------                                             -------------

            MISCELLANEOUS 3.8%
            International Lease Finance Corporation:
   $ 5,000     5.32%, 5/28/97                                  $ 4,980
     3,905     5.32%, 5/30/97                                    3,888
                                                            ----------
                                                                 8,868
                                                            ----------

            PRINTING & PUBLISHING 2.1%
            Reed Elsevier, Inc.,
     5,000     5.60%, 7/09/97                                    4,946
                                                            ----------

            SOVEREIGN 4.3%
            The Canadian Wheat Board,
     5,000     5.28%, 5/14/97                                    4,991
            Wool International,
     5,000     5.32%, 5/05/97                                    4,997
                                                            ----------
                                                                 9,988
                                                            ----------

            TECHNOLOGY 2.2%
            Xerox Credit Corporation,
     5,000     5.27%, 5/13/97                                    4,991
                                                            ----------

            UTILITIES 2.1%
            Southwestern Bell,
     5,000     5.40%, 6/09/97                                    4,971
                                                            ----------

            Total Commercial Paper                             217,579
                                                            ----------

            VARIABLE RATE DEMAND NOTES 4.7%
    11,000  WPL Holdings                                        11,000
                                                            ----------

            Total Variable Rate Demand Notes                    11,000
                                                            ----------


    Number                                                   Amortized
   of Shares                                                    Cost
(in thousands)                                             (in thousands)
 -------------                                             -------------

            INVESTMENT COMPANIES 2.2%
        10  Financial Square Prime Obligation Fund            $     10
     5,120  Short-Term Investments Co.
               Liquid Assets Portfolio                           5,120
                                                            ----------

            Total Investment Companies                           5,130
                                                            ----------

            Total Investments 100.4%                           233,709
                                                            ----------

            Liabilities, less Other Assets (0.4)%                (960)
                                                            ----------

            NET ASSETS 100.0%                                 $232,749
                                                            ==========

                     See notes to the financial statements.



U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             --------------

            U.S. TREASURIES 90.7%
            U.S.TREASURY NOTES 30.2%
   $ 5,000     8.50%, 5/15/97                                  $ 5,006
     1,500     5.88%, 7/31/97                                    1,501
     2,000     8.63%, 8/15/97                                    2,018
     1,000     5.75%, 9/30/97                                    1,001
     5,750     5.75%, 10/31/97                                   5,751
     2,500     7.88%, 1/15/98                                    2,535
                                                            ----------
                                                                17,812
                                                            ----------

            U.S. TREASURY BILLS 60.5%
    10,000     5.36%, 5/01/97                                   10,000
     2,000     4.96%, 5/22/97                                    1,994
     5,000     4.96%, 6/12/97                                    4,971
     7,000     5.18%, 7/24/97                                    6,916
     7,000     5.26%, 8/07/97                                    6,900
     5,000     5.28%, 8/21/97                                    4,918
                                                            ----------
                                                                35,699
                                                            ----------

            Total U.S. Treasuries                               53,511
                                                            ----------

    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 9.3%
     2,946  Institutional Liquid Assets
               Treasury Instruments Portfolio                    2,946
     2,518  Short-Term Investments Co.
               Treasury Tax Advantage Portfolio                  2,518
                                                            ----------

            Total Investment Companies                           5,464
                                                            ----------

            Total Investments 100.0%                            58,975
                                                            ----------

            Other Assets, less Liabilities 0.0%                     25
                                                            ----------

            NET ASSETS 100.0%                                 $ 59,000
                                                            ==========


                     See notes to the financial statements.




U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             --------------

            U.S. GOVERNMENT AGENCIES 89.5%
            FEDERAL FARM CREDIT BANK 18.0%
            Federal Farm Credit Bank Discount Notes:
    $5,000     5.20%, 5/07/97                                  $ 4,996
     6,000     5.36%, 5/09/97                                    5,993
     5,000     5.17%, 5/23/97                                    4,984
     5,000     5.21%, 6/02/97                                    4,977
     5,000     5.41%, 6/23/97                                    4,960
     4,000     5.45%, 7/07/97                                    3,959
     5,000     5.51%, 8/20/97                                    4,915
                                                            ----------
                                                                34,784
                                                            ----------

            FEDERAL HOME LOAN BANK 4.6%
            Federal Home Loan Bank Discount Notes:
     5,000     5.16%, 5/21/97                                    4,986
     4,000     5.51%, 8/08/97                                    3,939
                                                            ----------
                                                                 8,925
                                                            ----------

            FEDERAL HOME LOAN MORTGAGE CORPORATION 18.0%
            Federal Home Loan Mortgage Corporation
            Discount Notes:
     5,000     5.17%, 5/16/97                                    4,989
     5,000     5.49%, 6/13/97                                    4,967
     5,000     5.46%, 6/24/97                                    4,959
     5,000     5.51%, 7/08/97                                    4,948
     5,000     5.27%, 7/14/97                                    4,946
     5,000     5.48%, 7/15/97                                    4,943
     5,000     5.47%, 7/21/97                                    4,939
                                                            ----------
                                                                34,691
                                                            ----------

            FEDERAL NATIONAL MORTGAGE ASSN. 23.1%
            Federal National Mortgage Assn. Discount Notes:
     5,000     5.25%, 5/01/97                                    5,000
     5,000     5.23%, 5/22/97                                    4,985
     5,000     5.23%, 5/27/97                                    4,981
     5,000     5.27%, 5/29/97                                    4,980
     5,000     5.10%, 6/16/97                                    4,967
     5,000     5.50%, 7/11/97                                    4,946
     5,000     5.48%, 7/17/97                                    4,941
     5,000     5.54%, 7/18/97                                    4,940
     5,000     5.45%, 7/23/97                                    4,937
                                                            ----------
                                                                44,677
                                                            ----------

            OTHER 14.5%
            Tennessee Valley Authority Discount Notes:
     5,000     5.30%, 5/02/97                                    4,999
     5,000     5.20%, 5/12/97                                    4,992
     5,000     5.26%, 5/14/97                                    4,991
     6,000     5.52%, 6/11/97                                    5,962
     3,000     5.44%, 6/12/97                                    2,981
     4,000     5.42%, 6/18/97                                    3,971
                                                            ----------
                                                                27,896
                                                            ----------



   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             --------------

            STUDENT LOAN MARKETING ASSN. 11.3%
            Student Loan Marketing Assn. Discount Notes,
    $5,000     5.47%, 6/30/97                                 $  4,954
            Student Loan Marketing Assn. Floating Rate Notes:
     3,810     5.71%, 10/30/97*                                  3,811
     5,000     5.71%, 11/20/97*                                  5,001
     8,000     5.61%, 4/21/98*                                   7,998
                                                            ----------
                                                                21,764
                                                            ----------

            Total U.S. Government Agencies                     172,737
                                                            ----------

            U.S. TREASURIES 2.1%
            U.S. TREASURY NOTES,
     4,000     8.75%, 10/15/97                                   4,058
                                                            ----------

    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 8.8%
     9,377  Financial Square Government Obligation Fund          9,377
     7,581  Short-Term Investments Co. Treasury Portfolio        7,581
                                                            ----------

            Total Investment Companies                          16,958
                                                            ----------

            Total Investments 100.4%                           193,753
                                                            ----------

            Liabilities, less Other Assets (0.4)%                (744)
                                                            ----------

            NET ASSETS 100.0%                                $ 193,009
                                                            ==========

    * Stated maturity with weekly interest rate reset

                     See notes to the financial statements.



TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             -------------

            GENERAL OBLIGATION 1.9%
            Honolulu, Hawaii, City and County,
    $  500     7.15%, 7/01/97                                   $  503
            Northwestern Mutual Life,
       316     4.50%, 2/15/09*#                                    316
            Will County, IL School District,
     1,000     6.00%, 12/01/97                                   1,013
                                                            ----------

            Total General Obligation                             1,832
                                                            ----------

            NOTES AND BONDS 5.3%
            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE 3.2%
            Illinois Development Finance Authority,
     2,000     Enterprise Office, 3.65%, 12/01/17*#              2,000
            Sauget, Illinois Regional Wastewater
     1,000     Treatment, 4.20%, 5/01/97                         1,000
                                                            ----------
                                                                 3,000
                                                            ----------

            MISCELLANEOUS 1.6%
            Iowa State School, Cash Anticipation Program,
     1,500     4.25%, 1/30/98                                    1,507
                                                            ----------

            UNIVERSITY REVENUE 0.5%
            Cook County, Illinois, Community College District,
       500     7.10%, 1/01/98                                      511
                                                            ----------
            Total Notes and Bonds                                5,018
                                                            ----------

            PREREFUNDED AND ESCROWED
            TO MATURITY 17.6%
            District of Columbia - Series A,
     1,000     7.75%, 6/01/01, Prerefunded 6/01/97               1,018
            Du Page, Illinois, Water Commission,
     1,000     6.88%, 5/01/14, Prerefunded 5/01/97               1,020
            Indian Trace, Florida, Community Development
            District,
       700     8.75%, 5/01/07, Prerefunded 5/01/97                 714
            Indianapolis, IN Local Public Improvement,
     2,525     8.40%, 2/01/07, Prerefunded 2/1/98                2,663
            Kentucky State Turnpike Authority:
     1,890     13.13%, 7/01/09, Prerefunded 7/01/97              1,919
       990     6.20%, 7/01/11, Prerefunded 7/02/97                 994
            Lake County, IL Lake Forest Preservation
     1,500     District, 6.95%, 2/01/03, Prerefunded 2/01/98     1,558
            Milwaukee County, WI,
     1,000     8.50%, 9/01/97, Escrowed to Maturity              1,016
            New Jersey Health Care Facilities,
     1,000     8.38%, 8/01/20, Prerefunded 2/1/98                1,046
            Pennsylvania State Turnpike, Common Turnpike
     1,000     Revenue, 7.15%, 12/01/97, Escrowed to Maturity    1,022
            Pottsville, Pennsylvania Hospital Authority, Good
     3,050     Samaritan, 8.25%, 8/01/12, Prerefunded 8/01/97    3,141
            Summit County, CO, School District
       500     9.80%, 12/01/97, Escrowed to Maturity               512
                                                            ----------

            Total Prerefunded and Escrowed to Maturity          16,623
                                                            ----------


   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             -------------

            REVENUE BONDS 69.3%
            ELECTRIC REVENUE 5.3%
            County of Mason, Kentucky, Series 1984B,
    $2,050     4.05%, 10/15/14*                                $ 2,050
            Putnam County, Florida Development Authority -
     2,935     Seminole Electric, 4.05%, 3/15/14*                2,935
                                                            ----------
                                                                 4,985
                                                            ----------

            HOSPITAL REVENUE 17.5%
            Illinois Development Finance Authority,
     2,000     Council for Jewish Elderly, 4.60%, 3/01/15*       2,000
            Illinois Development Finance Authority,
     2,000     Uhlich Children's Home, 4.60%, 6/01/15*           2,000
            Illinois Health Facilities Finance Authority,
     1,200     Uhlich Children's Home, 4.60%, 4/01/07*           1,200
            Indiana Hospital Equipment Finance Authority
     3,000     4.55%, 12/01/15*                                  3,000
            Jefferson Parish, Louisiana, Hospital,
     2,600     4.00%, 12/01/15*                                  2,600
            Louisiana PFA Hospital Equipment,
     1,300     4.30%, 12/01/05*                                  1,300
            Wisconsin State Health & Educational Facilities -
     2,000     Blood Center, 4.60%, 6/01/19*                     2,000
            Wisconsin State Health & Educational Facilities -
     2,500     Marshfield Clinic, 4.50%, 6/01/10*                2,500
                                                            ----------
                                                                16,600
                                                            ----------

            HOUSING REVENUE 12.1%
            Broward County, Florida, Housing Finance Authority-
     2,000     Quiet Creek Apartments, 4.80%, 12/01/29*          2,000
            Clayton County, GA Housing Authority
     1,400     4.00%, 1/01/21*                                   1,400
            Dade County, Florida, Housing Finance Authority,
     1,600     Waterside, 4.15%, 8/01/05*                        1,600
            Dade County, Florida, Housing Finance Authority,
     1,800     Nob Hill Project Series 1, 4.15%, 12/01/29*       1,800
            Illinois Development Finance Authority -
     1,625     St. Paul's House, 4.50%, 2/01/25*                 1,625
            Orland Hills, Illinois, Multi-Family,
     2,470     4.50%, 12/01/04*                                  2,470
            Washington State Housing Finance - Community
       555     Multifamily Mortgage, 4.15%, 10/01/20*              555
                                                            ----------
                                                                11,450
                                                            ----------

            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE 9.0%
            Moffat County, Colorado, Pollution Control,
     1,800     4.05%, 7/01/10*                                   1,800
            Oakbrook Terrace, Illinois, Industrial Development,
     4,100     3.65%, 12/01/25*                                  4,100
            Oklahoma County, Oklahoma Finance Authority -
     2,600     Perrine Office Project, 3.70%, 12/01/14*          2,600
                                                            ----------
                                                                 8,500
                                                            ----------



TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1997
(UNAUDITED)

   Principal                                                 Amortized
    Amount                                                      Cost
(in thousands)                                             (in thousands)
--------------                                             --------------

            MISCELLANEOUS 13.2%
            Cook County, IL,
    $3,030     4.50%, 5/1/20*                                  $ 3,030
            Glendale, California, Reliance Development
     1,000     Public Parking, 3.55%, 12/01/14*                  1,000
            Illinois Development Finance Authority
     2,000     Rest Haven, 4.50%, 1/01/27*                       2,000
            Illinois Development Finance Authority,
     1,500     Presbyterian Home Lake-A, 4.50%, 9/01/31*         1,500
            Illinois Educational Facilities Authority,
     2,000     Chicago Zoological, 4.50%, 12/15/25*              2,000
            Wisconsin State Health & Education
     3,000     Facility Authority, 4.60%, 8/15/16*               3,000
                                                            ----------
                                                                12,530
                                                            ----------

            POOLED GOVERNMENT AUTHORITY REVENUE 3.4%
            Indiana Health Facility - Finance Authority,
     3,200     4.55%, 8/01/06*                                   3,200
                                                            ----------

            UNIVERSITY REVENUE 8.8%
            Illinois Development Finance Authority -
     3,000     St. Ignatius College Prep, 4.50%, 6/01/24*        3,000
            Texas Higher Education Authority,
     1,855     4.00%, 12/01/25*                                  1,855
            University of North Carolina -
     3,500     Chapel Hill, 3.95%, 10/01/09*                     3,500
                                                            ----------
                                                                 8,355
                                                            ----------

            Total Revenue Bonds                                 67,127
                                                            ----------



    Number                                                   Amortized
   of Shares                                                    Cost
(in thousands)                                             (in thousands)
--------------                                             -------------

            INVESTMENT COMPANIES 5.4%
       685  Financial Square Tax-Exempt Money Market Fund      $   685
     4,410  Tax Free Cash Reserves                               4,410
                                                            ----------

            Total Investment Companies                           5,095
                                                            ----------
            Total Investments 99.5%                             94,188
                                                            ----------

            Other Assets, less Liabilities 0.5%                    436
                                                            ----------

            NET ASSETS 100.0%                                  $94,624
                                                            ==========


         *  Variable rate security
         #  Stated maturity with option to put

                     See notes to the financial statements.



MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, U.S. Treasury Money Market (formerly the U.S. Federal Money Market
Fund), U.S. Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1, 1988 and June 27, 1988, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.
e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the life of the respective securities. Investment and shareowner transactions are recorded no later than the first business day after the trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. The U.S. Government Money Market Fund has investments in floating rate government agency notes. The notes have weekly interest rate reset provisions which are tied to the 90-day Treasury bill rate. The Fund values the securities at amortized cost, which approximates market. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the six months ended April 30, 1997, FIRMCO voluntarily waived $154, $38, $36 and $38 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.
   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the six months ended April 30, 1997, $83, $21, $68 and $31 of administration fees, in thousands, were voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

   The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and made payments, in thousands, for the Money Market Fund of $20, for the six months ended April 30, 1997. No payments for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds were made during the six months ended April 30, 1997.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.



                      This page intentionally left blank.



- PORTICO FUNDS ARE AVAILABLE THROUGH:
  -  the Portico Funds Center,
  - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
  -  and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 EAST MICHIGAN STREET
                                 P.O. BOX 3011
                            MILWAUKEE, WI53201-3011

                                                        NASDREF#FX1997-0603-0035